Average Annual Total Returns{- Fidelity Japan Fund} - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity Japan Fund	Fidelity Japan Fund Return Before Taxes Past 1 year	Fidelity Japan Fund Return Before Taxes Past 5 years	Fidelity Japan Fund Return Before Taxes Past 10 years	Fidelity Japan Fund After Taxes on Distributions Past 1 year	Fidelity Japan Fund After Taxes on Distributions Past 5 years	Fidelity Japan Fund After Taxes on Distributions Past 10 years	Fidelity Japan Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Japan Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Japan Fund After Taxes on Distributions and Sales Past 10 years	TK001 Past 1 year	TK001 Past 5 years	TK001 Past 10 years
Total	25.42%	12.40%	7.35%	25.02%	12.25%	7.22%	15.55%	10.01%	6.05%	13.04%	8.77%	6.99%